Share-Based Compensation - Summary of Stock Option Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Shares, Options outstanding, beginning balance	3,286,870	1,522,304	183,281
Weighted-Average Exercise Price Options outstanding, beginning balance	$ 2.05	$ 1.95	$ 1.03
Number of Shares, Options granted	1,525,135	1,764,566	1,358,520
Number of Shares, Options exercised	(79,441)		(19,498)
Number of Shares, Options outstanding, ending balance	4,732,564	3,286,870	1,522,304	183,281
Number of Shares, Exercisable, ending balance	1,668,413
Weighted-Average Exercise Price, Options granted	$ 19.00	$ 2.13	$ 2.08
Weighted-Average Exercise Price, Options exercised	$ 1.98		$ 1.03
Weighted-Average Exercise Price, Options outstanding, ending balance	$ 7.52	$ 2.05	$ 1.95	$ 1.03
Weighted-Average Exercise Price, Exercisable, ending balance	$ 2.07
Weighted-Average Remaining Contractual Life in Years, Options granted	9 years 4 months 28 days	9 years 4 months 2 days	9 years 4 months 21 days
Weighted-Average Remaining Contractual Life in Years, Options exercised	7 years 1 month 28 days		7 years 11 months 19 days
Weighted-Average Remaining Contractual Life in Years, Options outstanding	8 years 3 months 22 days	8 years 9 months 7 days	9 years 1 month 6 days	7 years 9 months
Weighted-average remaining contractual life in years, exercisable	7 years 5 months 19 days